Income Taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability	$ 120.0	$ 118.5	$ 91.1	$ 114.8	$ 116.1
Total current liabilities	708.2	970.7		643.1
Total liabilities	3,551.2	3,759.2		1,160.0
Net parent company investment		0.0		8,036.9
Total equity	$ 5,196.2	$ 5,197.5	$ 7,902.1	7,780.3	7,017.4	$ 7,429.5
Rebates Related to Product Held in Wholesalers Pipeline | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability				10.5
Total current liabilities				10.5
Total liabilities				10.5
Net parent company investment				(10.5)	(10.5)
Total equity				(10.5)	(10.5)
Rebates Related to Product Held in Wholesalers Pipeline | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability				155.0
Total current liabilities				632.6
Total liabilities				1,149.5
Net parent company investment				8,047.4	7,484.8
Total equity				$ 7,790.8	$ 7,027.9